Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
Otter Creek Focus Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Otter Creek Focus Strategy ETF NAV
Average Annual Return, Percent	10.27%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return
Average Annual Return, Percent	7.96%
Russell Midcap Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Total Return
Average Annual Return, Percent	6.90%